Equity (Defict) (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 01, 2021 ₪ / shares shares	Dec. 17, 2021 shares	Dec. 31, 2021 USD ($) shares	Jul. 16, 2021 shares	Mar. 18, 2021
Equity (Defict) (Details) [Line Items]
Aggregate of ordinary shares | shares			27,566
Ordinary shares issued | shares	8,435,375	100,000,000	1,877,196
Reverse split, description	On June 1 2021, the Company’s shareholders approved an amendment to the structure of the Company’s share capital (both authorized and issued) by cancelling the par value in addition to implementing an additional reverse split at a ratio of 2.94 to 1, pursuant to which holders of our Ordinary Shares received one Ordinary Share for every 2.94 Ordinary Shares held.				On March 18, 2021, the Company’s shareholders approved a 12.5 to 1 reverse split of all shares (issued and unissued) on the basis that every 12.5 Ordinary Shares in the capital of the Company be consolidated into 1 Ordinary Share, such that the authorized share capital of the Company following such consolidation is NIS 310,000,000 divided into 24,800,000 Ordinary Shares.
Ordinary share par value (in New Shekels per share) | ₪ / shares	₪ 125
Sold ordinary shares | shares				2,909,091
Tradable warrants, dese | shares				3,345,455
Non-tradable warrants | shares			1,149,582
Aggregate proceeds received (in Dollars)			$ 14,490
Additional offering costs total (in Dollars)			1,543
Gross proceeds (in Dollars)			$ 16,033
Tradable warrants, description			Total non-cash direct expenses in IPO were as following: (i) fair value of 436,364 tradable warrants that were granted to underwriters totaled 589; (ii) The Company issued 145,455 non-tradable warrants as underwriters fees; the warrants will be converted into ordinary shares of the Company at an exercise price equal to 125% of the initial public offering price and be exercisable for three years after the initial public offering;as of the date of the IPO, the tradable warrants fair value was 264; and (iii) the Company agreed to pay to a promoter 7% of the [funding’s
Financial liability (in Dollars)			$ 310
Total non-cash expenses (in Dollars)			1,163
Non-direct cash expenses (in Dollars)			722
Non-cash expenses (in Dollars)			123
Cash and non-cash (in Dollars)			3,551
Profit and loss (in Dollars)			1,265
Expenses deducted from equity (in Dollars)			2,286
Aggregate amount (in Dollars)			$ 655,601
Additional ordinary shares | shares			24,631
Insense Medical Pty Ltd. [Member]
Equity (Defict) (Details) [Line Items]
Aggregate of ordinary shares | shares			756,333
Overallotment Option [Member]
Equity (Defict) (Details) [Line Items]
Tradable warrants, dese | shares				436,364
IPO [Member]
Equity (Defict) (Details) [Line Items]
Ordinary shares issued | shares			2,113,905
Ordinary Shares [Member]
Equity (Defict) (Details) [Line Items]
Ordinary shares issued | shares	15,000,000		22,382